INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2022
Intangible Assets
INTANGIBLE ASSETS

6.	INTANGIBLE ASSETS

	Purchased Intellectual Property (a)	Developed Intellectual Property (b)	Software	Total
	$	$	$	$
Cost
Balance at December, 2020	1,248	441	782	2,471
Additions	19,495	1,720	488	21,703
Foreign exchange	(458)	(5)	(21)	(484)
At December, 2021	20,285	2,156	1,249	23,690
Additions	—	203	—	203
Reduction of deferred consideration	(4,639)	—	—	(4,639)
Write-down of intangible asset	—	—	(345)	(345)
Foreign exchange	(1,593)	262	(86)	(1,417)
At December 31, 2022	14,053	2,621	818	17,492

Accumulated Amortization
Balance at December 31, 2020	506	—	257	763
Depreciation	473	—	97	570
Foreign exchange	4	—	—	4
At December 31, 2021	983	—	354	1,337
Depreciation	1,954	3	94	2,051
Foreign exchange	(142)	—	(27)	(169)
At December 31, 2022	2,795	3	421	3,219

Carrying Value
At December 31, 2021	19,302	2,156	895	22,353
At December 31, 2022	11,258	2,618	397	14,273

a)	On June 10, 2015, the Company entered into a compensation for services agreement with a customer to formalize compensation for the services provided in the development of the Vicinity bus. On September 29, 2017, the Company entered into a new agreement and terminated the prior service agreement. Under the new agreement, the previously accrued royalty payable to the customer and all future royalty payments are removed in exchange for the delivery of up to 8 buses over the next 8 years without payment to the Company. The new agreement is an intangible asset as it represents the acquisition of the customer’s interest in the intellectual property of the Vicinity Bus represented by the royalty. The intangible asset is being amortized over an 8-year period representing the useful life of the intellectual property related to the Vicinity bus.

On acquisition, the Company valued the above transaction at the fair value to be delivered in the future, discounted at an interest rate of 6.2%. The Company also recognizes deferred revenue related to these buses (Note 9).

On October 5th, 2021, the Company entered into the Sales and Marketing Agreement with Optimal EV to purchase the exclusive sales and marketing rights for VMC Optimal products for 10 years. The Company paid $15,000 in cash and will pay $5,000 contingent on the sale of 250 units sold by the Company. The Company has initially accounted for the contingent deferred consideration at fair value and subsequently measured the contingent deferred consideration at fair value at each period with changes in fair value being recorded in the statement of (loss) income. As a result, the Company recorded an intangible asset for the licensing fee in the amount of $19,484 and $78 in interest and finance costs for the year ended December 31, 2021.

During the year ended December 31, 2022, the Company terminated the Sales and Marketing Agreement with Optimal EV due to material breaches. Subsequent to year end, the Company initiated arbitration proceedings regarding ongoing disputes with Optimal EV. As a result of the termination, the Company reduced the intangible asset and the deferred consideration by the remaining amount of deferred consideration, $4,640 (Note 16). As a result of the ongoing arbitration, management concluded that there was an impairment indicator with regards to the intangible asset. As a result, management performed an evaluation to determine whether the carrying amount of the intangible asset was in excess of its recoverable amount. Management determined the recoverable amount by performing a scenario weighted discounted cash flow model. The Company is pursuing amounts greater than $12,000 through arbitration proceedings. Based on the results of management’s impairment assessment it determined that no impairment was required.

Developed intellectual property is development costs for Vicinity products, such as electric trucks and buses. During the year ended December 31, 2022, the Company received $817 as a grant from Sustainable Development Technology Canada for the development of the Company’s electric vehicles. The amount was recorded as a reduction in intangible assets. The Company has the right to receive an additional C$1,549 dollars in further grants as milestones are achieved for this project.